Non-cash share-based compensation (Tables)	6 Months Ended
Jun. 30, 2021
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2019	67,000	13.98	€
Granted (1)	591,685	20.10	€
Vested	(3,000)	23.84	€
Cancelled	(26,035)	16.45	€
Unvested balance at December 31, 2020	629,650	19.59	€
Granted	332,041	12.78	€
Vested	(9,000)	17.45	€
Cancelled	(90,640)	16.32	€
Unvested balance at June 30, 2021	862,051	17.33	€
(1)
423,285 free shares have been granted in October 2020 under the Amended Second Free Shares 2018 Plan and are under non-market
performance vesting conditions and with a minimum vesting period of three
years. These free shares have been granted to a large number of our employees.
330,041
free shares have been granted in March 2021 under the Amended Second Free Shares 2018 Plan with a minimum vesting period of three
years, and
103,000
of which are under
non-market
performance vesting conditions. These free shares have been granted to a large number of our employees.

Warrants [member]
Statement [Line Items]
Summary of Information on Warrant Activity
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	852,260	35.35	€918,927	35.12		€6.9y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—
Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	—	—	—
Exercised	—	—	(3,000)	18.68	€
Forfeited or Expired	—	—	—	—
Balance as of June 30, 2021	896,225	27.18	€896,225	27.18		€4.9y

Stock options [member]
Statement [Line Items]
Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2020	2021
Weighted-Average fair values of stock options granted	7.00€	5.76€
Assumptions:
Risk-free interest rate	0.00%	0.00%
Share entitlement per options	1	1
Exercise price	8.27€ - 15.84€	14.36€ - 19.44€
Grant date share fair value	9.14€ - 15.76€	12.69€ - 16.54€
Expected volatility	61.3% - 62.8%	59.9% - 60.1%
Expected term (in years)	6.15	6.15
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	479,000	12.54	€
Exercised	—	—	(291,053)	17.86	€
Forfeited or Expired	—	—	(373,672)	20.61	€
Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	955,485	19.32
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(535,638)	19.81	€
Balance as of June, 2021	7,750,761	25.34	€9,653,010	23.88		€5.8y

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of assumptions Vesting Details
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2020	2021
Weighted-Average fair values of stock options granted	$5.19	$4.54
Assumptions:
Risk-free interest rate	1.7%	0.6% - 1.1%
Share entitlement per options	1	1
Expected volatility	77.4%	80.1% - 82.0%
Expected term (in years)	6.9	5.5 - 6.5
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y
Granted			887,765	$4.67
Exercised			(58,575)	$3.60
Forfeited or Expired			(689,376)	$12.89
Balance as of December 31, 2020	2,347,663	$10.15	4,621,173	$10.30	6.2y
Granted			456,959	$5.71
Exercised			(61,372)	$3.70
Forfeited or Expired			(550,110)	$10.57
Balance as of June 30, 2021	2,412,501	$10.49	4,466,650	$9.89	5.8y

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Restricted Stock Unit Activity
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	234,504	$5.61
Vested	(69,323)	$9.25
Cancelled	(133,348)	$12.49
Unvested balance at June 30, 2021	579,640	$7.26

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of assumptions Detail Of Stock Unit Activity Performance Stock	The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years

Summary of Information on Performance Stock Unit Activity
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2020	311,667	$7.06
Granted	—	—
Vested	—	—
Cancelled	(166,667)
Unvested balance at June 30, 2021	145,000	$7.06